PROPERTY AND EQUIPMENT, NET - Summary of property and equipment, net (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, net	¥ 38,426	$ 6,062	¥ 38,940